Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets
Cash	$ 87,696	¥ 640,119	¥ 377,947
Restricted cash	1,424	10,396	4,502
Term deposits	30,521	222,783	545,368
Short-term investments	39,905	291,280	422,559
Contract assets	3,802	27,752	26,107
Amounts due from a related party	355	2,590	3,350
Prepayments and other current assets	16,439	119,996	109,455
Total current assets	196,686	1,435,679	1,633,413
Non-current assets
Long-term investments	7,405	54,052	54,049
Property and equipment, net	1,120	8,173	10,385
Operating lease right-of-use assets	1,480	10,800	13,992
Intangible assets, net	1,590	11,609	14,294
Goodwill	7,457	54,427	54,427
Other non-current assets	498	3,639	3,528
Total non-current assets	19,550	142,700	150,675
Total assets	216,236	1,578,379	1,784,088
Current liabilities
Accounts payable	13,081	95,485	87,729
Contract liabilities	41,937	306,112	363,228
Operating lease liabilities-current	801	5,843	10,300
Amounts due to related parties	21	154	205
Accrued expenses and other current liabilities	13,838	101,009	124,540
Total current liabilities	69,678	508,603	586,002
Non-current liabilities
Operating lease liabilities-non current	648	4,731	2,164
Deferred income tax liabilities	64	466	857
Other non-current liabilities			27
Total non-current liabilities	712	5,197	3,048
Total liabilities	70,390	513,800	589,050
Commitments and contingencies (Note 18)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	1,537,948	11,225,945	11,210,542
Treasury stock	(16,563)	(120,899)	(120,899)
Accumulated other comprehensive loss	(7,722)	(56,362)	(57,327)
Accumulated deficit	(1,366,476)	(9,974,319)	(9,831,562)
Total shareholders’ Equity attributable to Cloopen Group Holding Limited	147,216	1,074,577	1,200,966
Non-controlling interests	(1,370)	(9,998)	(5,928)
Total shareholders’ Equity	145,846	1,064,579	1,195,038
Total liabilities and shareholders’ equity	216,236	1,578,379	1,784,088
Common Class A [Member]
SHAREHOLDERS’ EQUITY:
Ordinary Shares, value	27	195	195
Common Class B [Member]
SHAREHOLDERS’ EQUITY:
Ordinary Shares, value	2	17	17
Third Party [Member]
Current assets
Accounts receivable	16,491	120,374	143,421
Related Party [Member]
Current assets
Accounts receivable	$ 53	¥ 389	¥ 704